Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of Major Components of Income Tax Expense
The breakdown of the income tax expense by Mexico and Foreign countries for the years ended December 31, 2023, 2022 and 2021, is as follows:

	2023	2022	2021
Current tax expense:
Current year	Ps. 7,604	Ps. 5,658	Ps. 4,259
Deferred tax expense:
Origination and reversal of temporary differences	(44)	860	2,795
(Benefit) utilization of tax losses recognized	1,221	29	(445)
Total deferred tax income expense	1,177	889	2,350
Total income tax expense in consolidated net income	Ps. 8,781	Ps. 6,547	Ps. 6,609

2023	Mexico	Foreign	Total
Current tax expense:
Current year	Ps. 5,474	Ps. 2,130	Ps. 7,604
Deferred tax expense:
Origination and reversal of temporary differences	(322)	278	(44)
Utilization (benefit) of tax losses recognized	238	983	1,221
Total deferred tax	(84)	1,261	1,177
Total income tax expense in consolidated net income	Ps. 5,390	Ps. 3,391	Ps. 8,781

2022	Mexico	Foreign	Total
Current tax expense:
Current year	Ps. 3,522	Ps. 2,136	Ps. 5,658
Deferred tax expense:
Origination and reversal of temporary differences	197	663	860
Utilization (benefit) of tax losses recognized	(4)	33	29
Total deferred tax	193	696	889
Total income tax expense in consolidated net income	Ps. 3,715	Ps. 2,832	Ps. 6,547

2021	Mexico	Foreign	Total
Current tax expense:
Current year	Ps. 3,356	Ps. 903	Ps. 4,259
Deferred tax expense:
Origination and reversal of temporary differences	1,659	1,136	2,795
Utilization (benefit) of tax losses recognized	356	(801)	(445)
Total deferred tax	2,015	335	2,350
Total income tax expense in consolidated net income	Ps. 5,371	Ps. 1,238	Ps. 6,609

Schedule of Recognized in Consolidated Statement of Other Comprehensive Income
Recognized in Consolidated Statement of Other Comprehensive Income (OCI)

Income tax related to items charged or recognized directly in OCI during the year:	2023	2022	2021
Unrealized loss (gain) on cash flow hedges	Ps. (236)	Ps. (590)	Ps. 787
Remeasurements of the net defined benefit liability	24	173	(27)
Total income tax recognized in OCI	Ps. (212)	Ps. (417)	Ps. 760

Schedule of Deferred Tax Related to Other Comprehensive Income
Balance of income tax included in Accumulated Other Comprehensive Income (AOCI) as of:

Income tax related to items charged or recognized directly in OCI as of year-end:	2023	2022	2021
Unrealized loss (gain) on derivative financial instruments	Ps. (241)	Ps. (13)	Ps. 573
Comprehensive income to be reclassified to profit or loss in subsequent periods	(241)	(13)	573
Re-measurements of the net defined benefit liability	(153)	(205)	(408)
Balance of income tax in AOCI	Ps. (394)	Ps. (218)	Ps. 165

Schedule of Domestic Tax Rate
A reconciliation between effective income tax rate and Mexican domestic statutory tax rate for the years ended December 31, 2023, 2022 and 2021 follows:

	2023	2022	2021
Mexican statutory income tax rate	30%	30%	30%
Income tax from prior years	(0.37)%	0.19%	(0.64)%
Income (loss) on monetary position for subsidiaries in hyperinflationary economies	2.03%	1.18%	(0.21)%
Annual inflation tax adjustment	2.08%	5.63%	6.48%
Non-deductible expenses	1.99%	2.17%	1.82%
Income taxed at a rate other than the Mexican statutory rate	1.49%	1.68%	1.14%
Effect of restatement of tax values	(3.50)%	(4.69)%	(2.54)%
Effect of change in statutory rate	(0.60)%	(0.39)%	(0.09)%
Income tax credits (1)	—%	—%	(2.69)%
Tax loss (recognition) (2)	(1.40)%	(8.50)%	(3.57)%
Other	(1.22)%	(1.89)%	(0.78)%
	30.50%	25.38%	28.92%

(1) Favorable position of Brazilian Courts related to a no taxation on financial effects of recovered tax credits from previously won judicial disputes, which allowed a recognition of a deferred tax credit in Brazil in 2021.

(2) During 2021 and 2022, the Company recognized an amount of Ps. (761) and (2,194), respectively, corresponding to favorable effects for deferred tax assets of the Company's subsidiaries, taking into account that there was certainty of recoverability of such deferred tax assets. In addition, in 2023 an effect of Ps. (409) of deferred tax assets was recognized, for which the company also has certainty of recoverability.

Schedule of Deferred Income Tax
An analysis of the temporary differences giving rise to deferred income tax liabilities (assets) is as follows:

	Consolidated Statement of Financial Position as of		Consolidated Income Statement
	2023	2022	2023	2022	2021
Expected credit losses	Ps. (64)	Ps. (95)	Ps. 15	Ps. (15)	Ps. (34)
Inventories	53	36	5	18	(1)
Prepaid expenses	20	24	(4)	(32)	29
Property, plant and equipment, net	(1,150)	(1,305)	314	(118)	(223)
Other assets	(190)	(257)	45	86	(28)
Finite useful lived intangible assets	(10)	1	1	48	69
Indefinite lived intangible assets	1,509	1,311	591	123	165
Post-employment and other non-current employee benefits	(438)	(444)	(2)	15	(59)
Derivative financial instruments	75	2	73	(3)	(72)
Contingencies	(921)	(895)	(96)	(23)	171
Employee profit sharing payable	(533)	(359)	174	(85)	(236)
Tax loss carryforwards	(5,726)	(7,205)	1,221	29	(445)
Tax credits to recover (1)	(726)	(1,067)	342	327	1,200
Cumulative other comprehensive income	(394)	(218)	(211)	(417)	760
Liabilities of amortization of goodwill of business acquisition	5,574	6,117	(543)	—	87
Leases Liabilities, net	(43)	(14)	(28)	(37)	(15)
Other	(1,486)	(768)	(720)	973	982
Deferred tax (income)			Ps. 1,177	Ps. 889	Ps. 2,350

Deferred tax, asset	Ps. (7,771)	Ps. (7,975)
Deferred tax, liability	3,321	2,839
Deferred income taxes, net	Ps. (4,450)	Ps. (5,136)

(1) Corresponds to income tax credits from dividends received from foreign operations to be recovered within the next four years accordingly to the Mexican Income Tax law.

Schedule of Changes in Net Deferred Income Tax Asset
The changes in the balance of the net deferred income tax assets are as follows:

	2023	2022	2021
Balance at beginning of the period	Ps. (5,136)	Ps. (5,632)	Ps. (8,669)
Deferred tax provision for the period	1,177	889	2,350
Change in the statutory rate	—	(82)	81
Effects in equity:
Unrealized loss (gain) on derivative financial instruments	(236)	(591)	787
Cumulative translation effect	(320)	61	(163)
Remeasurements of the net defined benefit liability	24	173	(27)
Inflation adjustment	41	46	9
Balance at end of the period	Ps. (4,450)	Ps. (5,136)	Ps. (5,632)

Schedule of Tax Loss Carryforwards	The tax loss carryforwards for which a deferred tax asset has been recorded and their corresponding years of expiration are as follows:

Tax Loss Carryforwards amounts in millions
2029	2,702
2030	3,172
2031	157
2032	597
2033 and thereafter	5
No expiration (Brazil and Colombia)	10,924
Ps. 17,557

Summary of Changes in Balance of Tax Loss Carryforwards
The changes in the balance of tax loss carryforwards are as follows:

	2023	2022	2021
Balance at beginning of the period	Ps. 22,000	Ps. 22,129	Ps. 21,522
Increase (1)	2,002	10,610	5,768
Usage of tax losses	(5,685)	(10,706)	(4,558)
Effect of foreign currency exchange rates	(760)	(33)	(603)
Balance at end of the period	Ps. 17,557	Ps. 22,000	Ps. 22,129